Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted and Performance Stock Unit Activity
The following table summarizes Verizon’s Restricted Stock Unit and Performance Stock Unit activity:

	Restricted Stock Units		Performance
(shares in thousands)	Equity Awards	Liability Awards	Stock Units
Outstanding January 1, 2015	15,007	—	19,966
Granted	4,958	—	7,044
Payments	(5,911)	—	(6,732)
Cancelled/Forfeited	(151)	—	(3,075)
Outstanding December 31, 2015	13,903	—	17,203
Granted	4,409	—	6,391
Payments	(4,890)	—	(4,702)
Cancelled/Forfeited	(114)	—	(1,143)
Outstanding Adjustments	—	—	170
Outstanding December 31, 2016	13,308	—	17,919
Granted	4,216	25,168	6,564
Payments	(4,825)	(8,487)	(6,031)
Cancelled/Forfeited	(66)	(2,690)	(217)
Outstanding December 31, 2017	12,633	13,991	18,235